Trade payables and other liabilities - Summary of Trade Payables and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Current: due within one year
Trade payables	€ 10,355	€ 11,100
Accruals	5,057	5,232
Social security and sundry taxes	512	626
Deferred consideration	167	78
Others	766	987
Trade and other current payables	16,857	18,023
Non-current: due after more than one year
Accruals	105	141
Deferred consideration	5	102
Others	28	27
Other non-current liabilities	138	270
Total trade payables and other liabilities	€ 16,995	€ 18,293